CONDENSED CONSOLIDATED STATEMENTS OF INCOME ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	$ 43,065	¥ 270,129	¥ 210,323	$ 148,975	¥ 969,275	¥ 710,993	¥ 529,469
Cost of revenues	(20,002)	(125,467)	(96,316)	(69,505)	(452,220)	(363,579)	(346,671)
Gross profit	23,063	144,662	114,007	79,470	517,055	347,414	182,798
Operating expenses:
Selling and marketing	(7,736)	(48,522)	(31,306)	(27,357)	(177,993)	(128,475)	(96,688)
General and administrative	(8,666)	(54,358)	(41,308)	(52,209)	(339,690)	(148,093)	(135,603)
Total operating expenses	(16,402)	(102,880)	(72,614)	(79,566)	(517,683)	(276,568)	(232,291)
Operating (loss)/income	6,661	41,782	41,393	(96)	(628)	70,846	(49,493)
Interest income	671	4,206	2,606	3,006	19,559	16,622	17,853
Interest expense	(1,308)	(8,205)	(5,167)	(4,087)	(26,589)	(6,073)
Foreign currency exchange (loss)/gain	4	28	(18)	60	388	(2,741)	(1,473)
Other income, net	1,739	10,908	152	1,013	6,594	4,391	253
(Loss)/income before income tax expense	7,767	48,719	38,966	(104)	(676)	83,045	(32,860)
Income tax benefit/(expense)	(2,231)	(13,993)	(12,576)	(8,134)	(52,924)	(32,202)	1,119
Net (loss)/income	5,536	34,726	26,390	(8,238)	(53,600)	50,843	(31,741)
Add: Net loss attributable to non-controlling interests	175	1,095	1,872	865	5,626	3,080	5,456
Net (loss)/income attributable to RISE Education Cayman Ltd	$ 5,711	¥ 35,821	¥ 28,262	$ (7,373)	¥ (47,974)	¥ 53,923	¥ (26,285)
Net (loss)/income per share:
Basic and diluted | (per share)				$ (0.07)	¥ (0.47)	¥ 0.54	¥ (0.26)
Basic | (per share)	$ 0.05	¥ 0.32	¥ 0.28
Diluted | (per share)	$ 0.05	¥ 0.31	¥ 0.28
Shares used in net (loss)/income per share computation
Basic and diluted				101,890,411	101,890,411	100,000,000	100,000,000
Basic	112,414,410	112,414,410	100,000,000
Diluted	115,919,564	115,919,564	100,000,000